COMMITMENTS AND CONTINGENCIES - Additional Information - 4 Other Commitments - Regular/Provisional License (Detail) $ in Thousands				1 Months Ended			12 Months Ended		21 Months Ended
	Apr. 01, 2014	Feb. 17, 2012 USD ($)	Feb. 17, 2012 PHP	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PHP	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PHP	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PHP	Jun. 15, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 PHP	Jan. 30, 2015 USD ($)	Dec. 14, 2014 USD ($)
Commitments And Contingencies [Line Items]
Time limit to submit a bank guarantee, letter of credit or surety bond upon getting approval by PAGCOR of the project implementation plan, days							30 days	30 days
Amount of bank guarantee, letter of credit or surety bond required							$ 2,120		$ 2,120	PHP 100,000,000
Percentage of delay in construction as forfeiture point							50.00%		50.00%	50.00%
Amount of surety bond released												$ 2,120	PHP 100,000,000
Number of days to secure a surety bond prior to commencement of operation of the casino							7 days	7 days
Initial deposit in the escrow account						$ 100,000
Minimum balance of the escrow account						$ 50,000
Amount released from escrow account											$ 50,000
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to PAGCOR							2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR							5.00%	5.00%
Grounds for revocation of the regular / provisional license - Number of days of failing to remit the license fees upon the receipt of notice of default							30 days	30 days
Grounds for revocation of the regular / provisional - Percentage of delay in construction							50.00%	50.00%
Grounds for revocation of the regular / provisional - Exceeding the Debt-to-equity ratio							2.33	2.33
High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR							15.00%	15.00%
Temporary monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR									5.00%
Non-High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR							25.00%	25.00%
Temporary monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR									15.00%
Slot Machines And Electronic Gaming Machines [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR							25.00%	25.00%
Temporary monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR									15.00%
Junket Operation [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR							15.00%	15.00%
Temporary monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR									5.00%
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License							$ 1,000,000
Sharing of PAGCOR investment contributions under Provisional License							$ 350,000
Specific amount that Licensees invested in Philippines Project as required by PAGCOR under the Provisional License														$ 1,000,000
Expiry date of Regular License							Jul. 11, 2033	Jul. 11, 2033
Temporary percentage adjustment of license fee to gross gaming revenues	10.00%
PAGCOR [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Required investment commitment to be utilized or invested in Philippines Project by its opening															$ 650,000
Philippine Parties [Member]
Commitments And Contingencies [Line Items]
Sharing of PAGCOR investment contributions under Provisional License							$ 175,000
Philippine Parties [Member] | Land And Building [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Required investment commitment to be utilized or invested in Philippines Project by its opening															325,000
MCE Leisure [Member]
Commitments And Contingencies [Line Items]
Sharing of PAGCOR investment contributions under Provisional License							175,000
Amount of surety bond submitted				$ 2,120	PHP 100,000,000
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees							$ 2,120	PHP 100,000,000
MCE Leisure [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Required investment commitment to be utilized or invested in Philippines Project by its opening															$ 325,000
SM Group [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond submitted		$ 2,120	PHP 100,000,000